NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

To

Contract Owners

December 31, 2021

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VA Separate Account-D (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)1

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)1

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)1

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)1

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)1

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)1

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 12, 2021 (inception) to December 31, 2021.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)1

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2021 (inception) to December 31, 2021

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRASP	1,009,746	$9,680,190	$10,288,103	$-	$10,288,103	$46	$10,288,057	$10,285,494	$2,563	$10,288,057
WRBDP	1,284,482	6,875,541	7,233,430	18	7,233,448	-	7,233,448	7,229,063	4,385	7,233,448
WRBP	252	2,258	2,365	5	2,370	-	2,370	-	2,370	2,370
WRCEP	989,214	11,186,313	17,500,276	-	17,500,276	118	17,500,158	17,496,857	3,301	17,500,158
WRDIV	202,592	1,277,971	1,395,558	-	1,395,558	11	1,395,547	1,393,772	1,775	1,395,547
WRENG	61,872	193,840	214,839	-	214,839	44	214,795	214,795	-	214,795
WRGNR	129,276	571,618	532,009	-	532,009	54	531,955	531,955	-	531,955
WRGP	1,728,431	18,222,678	25,668,925	38	25,668,963	-	25,668,963	25,666,468	2,495	25,668,963
WRHIP	1,763,908	5,965,270	5,984,235	16	5,984,251	-	5,984,251	5,981,865	2,386	5,984,251
WRI2P	60,354	1,001,190	1,114,883	-	1,114,883	63	1,114,820	1,114,428	392	1,114,820
WRIP	871,768	2,853,987	4,196,427	-	4,196,427	89	4,196,338	4,195,418	920	4,196,338
WRMCG	157,523	1,979,109	2,810,489	-	2,810,489	50	2,810,439	2,810,439	-	2,810,439
WRMMP	3,168,219	3,168,219	3,168,219	-	3,168,219	17	3,168,202	3,168,202	-	3,168,202
WRRESP	114,936	805,415	1,122,693	35	1,122,728	-	1,122,728	1,121,495	1,233	1,122,728
WRSCP	847,561	8,060,979	9,270,195	11	9,270,206	-	9,270,206	9,267,936	2,270	9,270,206
WRSCV	53,531	732,308	895,455	62	895,517	-	895,517	894,532	985	895,517
WRSTP	576,540	15,380,906	17,011,337	180	17,011,517	-	17,011,517	17,008,494	3,023	17,011,517
WRVP	143	1,080	1,182	-	1,182	-	1,182	-	1,182	1,182
GVAAA2	266,882	8,021,685	8,033,147	-	8,033,147	9	8,033,138	8,033,138	-	8,033,138
NVAMV1	304,667	6,016,682	6,053,741	25	6,053,766	-	6,053,766	6,053,766	-	6,053,766
NVMM2	86,394	86,394	86,394	-	86,394	2	86,392	86,392	-	86,392

Total (unaudited)			$122,583,902	$390	$122,584,292	$503	$122,583,789	$122,554,509	$29,280	$122,583,789

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,156,561	161,500	152,174	77,517	90,715	30,935	3,007	8,252
Mortality and expense risk charges (note 2)	(1,790,811)	(156,699)	(112,946)	(100,452)	(246,709)	(20,868)	(2,800)	(7,577)

Net investment income (loss)	(634,250)	4,801	39,228	(22,935)	(155,994)	10,067	207	675

Realized gain (loss) on investments	5,278,804	(42,237)	83,728	1,598,199	643,416	(56,798)	(35,630)	(22,846)
Change in unrealized gain (loss) on investments	1,889,010	(125,162)	(628,258)	(1,001,263)	2,869,280	249,300	96,555	134,895

Net gain (loss) on investments	7,167,814	(167,399)	(544,530)	596,936	3,512,696	192,502	60,925	112,049

Reinvested capital gains	11,288,444	1,045,191	310,790	472,421	636,333	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,822,008	882,593	(194,512)	1,046,422	3,993,035	202,569	61,132	112,724

Investment Activity*:	WRGP	WRHIP	WRI2P	WRIP	WRMCG	WRMMP	WRRESP	WRSCP
Reinvested dividends	$-	356,299	12,394	2,286	-	109	8,920	95,774
Mortality and expense risk charges (note 2)	(350,399)	(89,365)	(17,213)	(61,300)	(44,508)	(47,516)	(14,670)	(150,462)

Net investment income (loss)	(350,399)	266,934	(4,819)	(59,014)	(44,508)	(47,407)	(5,750)	(54,688)

Realized gain (loss) on investments	706,969	(43,161)	30,402	(593,391)	294,488	-	(5,974)	229,268
Change in unrealized gain (loss) on investments	3,273,878	47,704	119,621	1,079,760	(191,609)	-	346,082	(1,034,754)

Net gain (loss) on investments	3,980,847	4,543	150,023	486,369	102,879	-	340,108	(805,486)

Reinvested capital gains	2,248,033	-	-	194,014	347,958	-	14,997	1,172,161

Net increase (decrease) in contract owners’ equity resulting from operations	$5,878,481	271,477	145,204	621,369	406,329	(47,407)	349,355	311,987

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	WRSCV	WRSTP	WRVP	GVAAA2	NVAMV1	NVMM2
Reinvested dividends	$-	-	106,939	-	49,740	-
Mortality and expense risk charges (note 2)	(15,358)	(249,424)	(74,698)	(15,804)	(11,956)	(87)

Net investment income (loss)	(15,358)	(249,424)	32,241	(15,804)	37,784	(87)

Realized gain (loss) on investments	346	801,863	1,693,068	(1,698)	(1,208)	-
Change in unrealized gain (loss) on investments	188,611	(3,252,276)	(331,876)	11,463	37,059	-

Net gain (loss) on investments	188,957	(2,450,413)	1,361,192	9,765	35,851	-

Reinvested capital gains	-	4,846,546	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$173,599	2,146,709	1,393,433	(6,039)	73,635	(87)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		WRASP		WRBDP		WRBP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(634,250)	(369,494)	4,801	47,599	39,228	86,383	(22,935)	(5,063)
Realized gain (loss) on investments	5,278,804	(1,435,953)	(42,237)	(397,907)	83,728	37,899	1,598,199	(417,707)
Change in unrealized gain (loss) on investments	1,889,010	14,516,734	(125,162)	1,289,220	(628,258)	602,600	(1,001,263)	754,162
Reinvested capital gains	11,288,444	6,472,324	1,045,191	166,868	310,790	-	472,421	380,050

Net increase (decrease) in contract owners’ equity resulting from operations	17,822,008	19,183,611	882,593	1,105,780	(194,512)	726,882	1,046,422	711,442

Equity transactions:
Purchase payments received from contract owners (note 4)	1,032,583	935,788	23,016	17,321	6,190	27,267	974	26,086
Transfers between funds	-	-	(434,096)	(385,209)	65,131	537,543	(8,129,725)	(468,427)
Redemptions (notes 2, 3, and 4)	(16,306,666)	(16,096,111)	(991,185)	(1,167,510)	(1,008,992)	(918,648)	(515,832)	(695,678)
Adjustments to maintain reserves	9	(250)	(129)	308	11	(21)	3	214

Net equity transactions	(15,274,074)	(15,160,573)	(1,402,394)	(1,535,090)	(937,660)	(353,859)	(8,644,580)	(1,137,805)

Net change in contract owners’ equity	2,547,934	4,023,038	(519,801)	(429,310)	(1,132,172)	373,023	(7,598,158)	(426,363)
Contract owners’ equity at beginning of period	120,035,855	116,012,817	10,807,858	11,237,168	8,365,620	7,992,597	7,600,528	8,026,891

Contract owners’ equity at end of period	$122,583,789	120,035,855	10,288,057	10,807,858	7,233,448	8,365,620	2,370	7,600,528

CHANGE IN UNITS:
Beginning units	3,959,676	4,493,918	303,554	353,692	442,952	462,154	273,972	325,034
Units purchased	1,666,739	562,086	3,442	3,618	15,640	49,818	3,237	15,303
Units redeemed	(1,231,778)	(1,096,328)	(41,385)	(53,756)	(66,595)	(69,020)	(277,209)	(66,365)

Ending units	4,394,637	3,959,676	265,611	303,554	391,997	442,952	-	273,972

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRCEP		WRDIV		WRENG		WRGNR
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(155,994)	(137,720)	10,067	13,765	207	507	675	3,910
Realized gain (loss) on investments	643,416	(106,700)	(56,798)	(147,991)	(35,630)	(152,393)	(22,846)	(76,383)
Change in unrealized gain (loss) on investments	2,869,280	2,109,856	249,300	137,272	96,555	31,760	134,895	(34,966)
Reinvested capital gains	636,333	812,531	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,993,035	2,677,967	202,569	3,046	61,132	(120,126)	112,724	(107,439)

Equity transactions:
Purchase payments received from contract owners (note 4)	48,550	14,729	2,001	1,704	1,559	1,870	85	818
Transfers between funds	(621,457)	(555,551)	18,381	94,490	528	42,826	(7,581)	(4,097)
Redemptions (notes 2, 3, and 4)	(1,964,058)	(1,581,044)	(287,067)	(164,883)	(7,415)	(57,643)	(60,001)	(87,034)
Adjustments to maintain reserves	(66)	(45)	9	5	(40)	(309)	(18)	(93)

Net equity transactions	(2,537,031)	(2,121,911)	(266,676)	(68,684)	(5,368)	(13,256)	(67,515)	(90,406)

Net change in contract owners’ equity	1,456,004	556,056	(64,107)	(65,638)	55,764	(133,382)	45,209	(197,845)
Contract owners’ equity at beginning of period	16,044,154	15,488,098	1,459,654	1,525,292	159,031	292,413	486,746	684,591

Contract owners’ equity at end of period	$17,500,158	16,044,154	1,395,547	1,459,654	214,795	159,031	531,955	486,746

CHANGE IN UNITS:
Beginning units	518,220	599,534	60,640	64,555	36,363	41,792	64,199	78,288
Units purchased	1,963	10,207	974	6,891	5,949	26,482	626	6,561
Units redeemed	(75,290)	(91,521)	(11,255)	(10,806)	(7,216)	(31,911)	(8,634)	(20,650)

Ending units	444,893	518,220	50,359	60,640	35,096	36,363	56,191	64,199

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRGP		WRHIP		WRI2P		WRIP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(350,399)	(307,239)	266,934	350,798	(4,819)	11,335	(59,014)	(38,575)
Realized gain (loss) on investments	706,969	(31,727)	(43,161)	(328,040)	30,402	(44,980)	(593,391)	(830,021)
Change in unrealized gain (loss) on investments	3,273,878	2,882,803	47,704	191,291	119,621	84,791	1,079,760	1,513,348
Reinvested capital gains	2,248,033	2,804,138	-	-	-	219	194,014	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,878,481	5,347,975	271,477	214,049	145,204	51,365	621,369	644,752

Equity transactions:
Purchase payments received from contract owners (note 4)	35,748	32,599	4,162	18,073	16,125	200	12,363	16,097
Transfers between funds	(304,395)	(471,715)	129,760	(127,787)	(40,345)	(54,158)	(185,720)	(185,133)
Redemptions (notes 2, 3, and 4)	(2,936,229)	(2,308,616)	(534,162)	(576,163)	(231,543)	(142,853)	(377,891)	(271,073)
Adjustments to maintain reserves	120	(2)	34	(23)	(28)	(48)	(118)	(245)

Net equity transactions	(3,204,756)	(2,747,734)	(400,206)	(685,900)	(255,791)	(196,859)	(551,366)	(440,354)

Net change in contract owners’ equity	2,673,725	2,600,241	(128,729)	(471,851)	(110,587)	(145,494)	70,003	204,398
Contract owners’ equity at beginning of period	22,995,238	20,394,997	6,112,980	6,584,831	1,225,407	1,370,901	4,126,335	3,921,937

Contract owners’ equity at end of period	$25,668,963	22,995,238	5,984,251	6,112,980	1,114,820	1,225,407	4,196,338	4,126,335

CHANGE IN UNITS:
Beginning units	591,561	674,891	199,259	224,313	56,837	67,342	178,869	201,977
Units purchased	2,377	9,633	5,619	24,044	1,197	5,429	779	3,113
Units redeemed	(78,554)	(92,963)	(18,121)	(49,098)	(12,067)	(15,934)	(23,039)	(26,221)

Ending units	515,384	591,561	186,757	199,259	45,967	56,837	156,609	178,869

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRMCG		WRMMP		WRRESP		WRSCP
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(44,508)	(35,201)	(47,407)	(37,231)	(5,750)	2,274	(54,688)	(121,721)
Realized gain (loss) on investments	294,488	143,042	-	-	(5,974)	(31,621)	229,268	(350,309)
Change in unrealized gain (loss) on investments	(191,609)	696,044	-	-	346,082	(93,452)	(1,034,754)	3,204,706
Reinvested capital gains	347,958	166,000	-	-	14,997	68,834	1,172,161	-

Net increase (decrease) in contract owners’ equity resulting from operations	406,329	969,885	(47,407)	(37,231)	349,355	(53,965)	311,987	2,732,676

Equity transactions:
Purchase payments received from contract owners (note 4)	13,379	9,392	638,087	654,413	994	1,254	8,074	14,823
Transfers between funds	(26,298)	80,923	1,790,803	1,866,052	(13,912)	(33,287)	(222,266)	(106,066)
Redemptions (notes 2, 3, and 4)	(571,175)	(293,102)	(2,729,718)	(2,798,353)	(107,142)	(47,793)	(1,103,305)	(785,646)
Adjustments to maintain reserves	5	14	(36)	110	43	56	(44)	48

Net equity transactions	(584,089)	(202,773)	(300,864)	(277,778)	(120,017)	(79,770)	(1,317,541)	(876,841)

Net change in contract owners’ equity	(177,760)	767,112	(348,271)	(315,009)	229,338	(133,735)	(1,005,554)	1,855,835
Contract owners’ equity at beginning of period	2,988,199	2,221,087	3,516,473	3,831,482	893,390	1,027,125	10,275,760	8,419,925

Contract owners’ equity at end of period	$2,810,439	2,988,199	3,168,202	3,516,473	1,122,728	893,390	9,270,206	10,275,760

CHANGE IN UNITS:
Beginning units	53,014	57,890	362,536	390,008	34,767	38,181	281,309	313,018
Units purchased	961	5,714	271,934	368,026	339	1,486	2,360	7,740
Units redeemed	(10,378)	(10,590)	(303,482)	(395,498)	(4,209)	(4,900)	(36,074)	(39,449)

Ending units	43,597	53,014	330,988	362,536	30,897	34,767	247,595	281,309

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	WRSCV		WRSTP		WRVP		GVAAA2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15,358)	(10,699)	(249,424)	(217,707)	32,241	25,091	(15,804)	-
Realized gain (loss) on investments	346	(70,352)	801,863	1,501,095	1,693,068	(131,858)	(1,698)	-
Change in unrealized gain (loss) on investments	188,611	101,027	(3,252,276)	1,187,167	(331,876)	(140,895)	11,463	-
Reinvested capital gains	-	34,973	4,846,546	1,832,225	-	206,486	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	173,599	54,949	2,146,709	4,302,780	1,393,433	(41,176)	(6,039)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	82,822	60,605	21,402	28,859	3,058	9,678	26,293	-
Transfers between funds	(19,155)	87,414	(24,895)	(224,719)	(6,206,044)	(93,099)	8,097,606	-
Redemptions (notes 2, 3, and 4)	(276,745)	(78,978)	(1,746,934)	(3,773,476)	(617,767)	(347,618)	(84,713)	-
Adjustments to maintain reserves	28	76	246	(364)	(23)	69	(9)	-

Net equity transactions	(213,050)	69,117	(1,750,181)	(3,969,700)	(6,820,776)	(430,970)	8,039,177	-

Net change in contract owners’ equity	(39,451)	124,066	396,528	333,080	(5,427,343)	(472,146)	8,033,138	-
Contract owners’ equity at beginning of period	934,968	810,902	16,614,989	16,281,909	5,428,525	5,900,671	-	-

Contract owners’ equity at end of period	$895,517	934,968	17,011,517	16,614,989	1,182	5,428,525	8,033,138	-

CHANGE IN UNITS:
Beginning units	30,527	27,968	276,956	361,136	194,141	212,145	-	-
Units purchased	2,398	7,842	1,389	4,333	1,042	5,846	773,982	-
Units redeemed	(8,308)	(5,283)	(28,481)	(88,513)	(195,183)	(23,850)	(9,535)	-

Ending units	24,617	30,527	249,864	276,956	-	194,141	764,447	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	NVAMV1		NVMM2
	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$37,784	-	(87)	-
Realized gain (loss) on investments	(1,208)	-	-	-
Change in unrealized gain (loss) on investments	37,059	-	-	-
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,635	-	(87)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	406	-	87,295	-
Transfers between funds	5,998,163	-	135,517	-
Redemptions (notes 2, 3, and 4)	(18,462)	-	(136,330)	-
Adjustments to maintain reserves	24	-	(3)	-

Net equity transactions	5,980,131	-	86,479	-

Net change in contract owners’ equity	6,053,766	-	86,392	-
Contract owners’ equity at beginning of period	-	-	-	-

Contract owners’ equity at end of period	6,053,766	-	86,392	-

CHANGE IN UNITS:
Beginning units	-	-	-	-
Units purchased	548,231	-	22,300	-
Units redeemed	(3,118)	-	(13,645)	-

Ending units	545,113	-	8,655	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-D (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020,

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	11/16/2021
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)	11/12/2021
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)	11/12/2021

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRASP	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	Ivy Variable Insurance Portfolios - Asset Strategy: Class II	7/1/2021
WRBDP	Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	Ivy Variable Insurance Portfolios - Corporate Bond: Class II	7/1/2021
WRBP	Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II	Ivy Variable Insurance Portfolios - Balanced: Class II	7/1/2021
WRCEP	Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	Ivy Variable Insurance Portfolios - Core Equity: Class II	7/1/2021
WRDIV	Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II	Ivy Variable Insurance Portfolios - Global Equity Income: Class II	7/1/2021
WRENG	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	Ivy Variable Insurance Portfolios - Energy: Class II	7/1/2021
WRGNR	Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	Ivy Variable Insurance Portfolios - Natural Resources: Class II	7/1/2021
WRGP	Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	Ivy Variable Insurance Portfolios - Growth: Class II	7/1/2021
WRHIP	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	Ivy Variable Insurance Portfolios - High Income: Class II	7/1/2021
WRI2P	Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	Ivy Variable Insurance Portfolios - International Core Equity: Class II	7/1/2021
WRIP	Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	Ivy Variable Insurance Portfolios - Global Growth: Class II	7/1/2021
WRMCG	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II	7/1/2021
WRMMP	Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II	Ivy Variable Insurance Portfolios - Government Money Market: Class II	7/1/2021
WRRESP	Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II	7/1/2021
WRSCP	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II	7/1/2021
WRSCV	Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II	Ivy Variable Insurance Portfolios - Small Cap Core: Class II	7/1/2021
WRSTP	Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	Ivy Variable Insurance Portfolios - Science and Technology: Class II	7/1/2021

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
WRVP	Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II	Ivy Variable Insurance Portfolios - Value: Class II	7/1/2021
GVAAA2	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	5/1/2021
NVAMV1	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	8/31/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 2.45%.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.35% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Seven Year CDSC	0.05%
Maximum Anniversary Death Benefit Option	0.15%
Five Year Reset Death Benefit Option	0.05%
Nursing Home and Long Term Care Option	0.05%
5% Interest Guaranteed Minimum Income Benefit Option	0.45%
Maximum Anniversary Guaranteed Minimum Income Benefit Option	0.30%
Beneficiary Protector Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $122,284 and $99,188, respectively, and total transfers from the Separate Account to the fixed account were $955,934 and $1,268,457, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$122,583,902	$-	$-	$122,583,902

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$1,277,249	$1,629,522
WRBDP	629,990	1,217,644
WRBP	628,932	8,824,029
WRCEP	758,510	2,815,137
WRDIV	52,138	308,757
WRENG	35,908	41,030
WRGNR	12,998	79,820
WRGP	2,283,677	3,590,921
WRHIP	458,795	592,102
WRI2P	39,813	300,395
WRIP	209,148	625,397
WRMCG	382,373	663,017
WRMMP	1,759,992	2,108,225
WRRESP	31,740	142,554
WRSCP	1,305,260	1,505,285
WRSCV	80,907	309,342
WRSTP	4,879,513	2,032,818
WRVP	126,404	6,914,916
GVAAA2	8,109,085	85,702
NVAMV1	6,061,736	43,846
NVMM2	89,798	3,404

	$29,213,966	$33,833,863

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2021	1.35%	to	2.35%	265,611	$39.87	to	$33.51	$10,285,494	1.54%	8.95%	to	7.85%
2020	1.35%	to	2.35%	303,554	36.59	to	31.07	10,805,327	1.96%	12.34%	to	11.20%
2019	1.35%	to	2.35%	353,692	32.58	to	27.94	11,234,747	2.02%	20.13%	to	18.92%
2018	1.35%	to	2.35%	442,966	27.12	to	23.50	11,746,293	1.65%	-6.72%	to	-7.67%
2017	1.35%	to	2.35%	582,185	29.07	to	25.45	16,589,410	1.53%	16.68%	to	15.50%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2021	1.35%	to	2.35%	391,997	18.92	to	14.76	7,229,063	1.99%	-2.18%	to	-3.18%
2020	1.35%	to	2.35%	442,952	19.35	to	15.24	8,360,797	2.52%	9.47%	to	8.36%
2019	1.35%	to	2.35%	462,154	17.67	to	14.06	7,987,862	2.72%	10.66%	to	9.54%
2018	1.35%	to	2.35%	525,077	15.97	to	12.84	8,195,855	2.17%	-3.23%	to	-4.22%
2017	1.35%	to	2.35%	650,090	16.50	to	13.40	10,499,945	1.59%	2.61%	to	1.58%
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2020	1.35%	to	2.00%	273,972	28.43	to	24.90	7,598,299	1.41%	12.57%	to	11.83%
2019	1.35%	to	2.05%	325,034	25.26	to	22.26	8,024,764	1.72%	20.44%	to	19.65%
2018	1.35%	to	2.05%	343,280	20.97	to	18.44	7,039,461	1.62%	-4.55%	to	-5.23%
2017	1.35%	to	2.05%	418,479	21.97	to	19.46	9,008,148	1.61%	9.87%	to	9.09%
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II (WRCEP)
2021	1.35%	to	2.05%	444,893	40.31	to	34.69	17,496,857	0.54%	27.20%	to	26.30%
2020	1.35%	to	2.05%	518,220	31.69	to	27.47	16,041,361	0.54%	19.88%	to	19.03%
2019	1.35%	to	2.05%	599,534	26.44	to	23.08	15,485,594	0.58%	29.32%	to	28.40%
2018	1.35%	to	2.05%	718,484	20.44	to	17.97	14,365,300	0.48%	-5.81%	to	-6.48%
2017	1.35%	to	2.05%	949,165	21.70	to	19.22	20,174,001	0.44%	19.13%	to	18.29%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Equity Income: Class II (WRDIV)
2021	1.35%	to	2.05%	50,359	28.32	to	24.97	1,393,772	2.20%	15.40%	to	14.58%
2020	1.35%	to	2.05%	60,640	24.54	to	21.80	1,457,999	2.54%	1.76%	to	1.03%
2019	1.35%	to	2.05%	64,555	24.12	to	21.57	1,523,543	2.85%	21.49%	to	20.63%
2018	1.35%	to	2.05%	76,116	19.85	to	17.88	1,478,800	1.69%	-12.88%	to	-13.50%
2017	1.35%	to	2.05%	106,131	22.79	to	20.68	2,373,817	1.30%	14.01%	to	13.20%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2021	1.35%	to	1.95%	35,096	6.19	to	5.63	214,795	1.52%	40.08%	to	39.23%
2020	1.35%	to	1.95%	36,363	4.42	to	4.04	159,031	1.74%	-37.69%	to	-38.07%
2019	1.35%	to	1.95%	41,792	7.10	to	6.53	292,413	0.00%	2.08%	to	1.46%
2018	1.35%	to	1.95%	49,081	6.95	to	6.43	336,843	0.00%	-35.03%	to	-35.43%
2017	1.35%	to	1.95%	63,370	10.70	to	9.96	668,463	0.63%	-13.82%	to	-14.34%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2021	1.35%	to	2.35%	56,191	9.67	to	8.17	531,955	1.61%	24.97%	to	23.70%
2020	1.35%	to	2.35%	64,199	7.74	to	6.60	486,746	2.28%	-13.18%	to	-14.06%
2019	1.35%	to	2.35%	78,288	8.92	to	7.68	684,591	1.00%	7.98%	to	6.88%
2018	1.35%	to	2.35%	106,682	8.26	to	7.19	863,795	0.31%	-24.27%	to	-25.05%
2017	1.35%	to	2.35%	140,535	10.91	to	9.59	1,505,683	0.14%	1.58%	to	0.56%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2021	1.35%	to	2.35%	515,384	51.07	to	44.27	25,666,468	0.00%	28.27%	to	26.97%
2020	1.35%	to	2.35%	591,561	39.81	to	34.87	22,993,145	0.00%	28.79%	to	27.48%
2019	1.35%	to	2.35%	674,891	30.91	to	27.35	20,393,251	0.00%	34.74%	to	33.38%
2018	1.35%	to	2.35%	836,742	22.94	to	20.51	18,790,026	0.03%	0.89%	to	-0.13%
2017	1.35%	to	2.35%	1,159,716	22.74	to	20.53	25,870,826	0.25%	27.60%	to	26.31%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2021	1.35%	to	2.05%	186,757	32.81	to	28.24	5,981,865	5.86%	4.63%	to	3.89%
2020	1.35%	to	2.05%	199,259	31.36	to	27.18	6,110,526	7.33%	4.60%	to	3.85%
2019	1.35%	to	2.05%	224,313	29.98	to	26.18	6,582,310	6.50%	9.69%	to	8.91%
2018	1.35%	to	2.05%	278,863	27.33	to	24.03	7,467,843	6.52%	-3.44%	to	-4.13%
2017	1.35%	to	2.05%	358,919	28.31	to	25.07	9,942,690	5.58%	5.24%	to	4.50%
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II (WRI2P)
2021	1.35%	to	1.95%	45,967	24.59	to	22.08	1,114,428	1.04%	12.64%	to	11.95%
2020	1.35%	to	1.95%	56,837	21.83	to	19.72	1,225,033	2.40%	5.74%	to	5.10%
2019	1.35%	to	1.95%	67,342	20.65	to	18.77	1,370,520	1.53%	17.09%	to	16.38%
2018	1.35%	to	2.05%	88,862	17.64	to	15.89	1,543,483	1.62%	-18.93%	to	-19.51%
2017	1.35%	to	2.05%	108,540	21.75	to	19.74	2,325,312	1.37%	21.50%	to	20.64%
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II (WRIP)
2021	1.35%	to	2.05%	156,609	27.45	to	23.63	4,195,418	0.05%	16.27%	to	15.45%
2020	1.35%	to	2.05%	178,869	23.61	to	20.46	4,125,484	0.41%	18.95%	to	18.11%
2019	1.35%	to	2.05%	201,977	19.85	to	17.33	3,921,168	0.65%	24.23%	to	23.35%
2018	1.35%	to	2.05%	235,773	15.98	to	14.05	3,682,449	0.49%	-7.54%	to	-8.20%
2017	1.35%	to	2.05%	305,629	17.28	to	15.30	5,173,894	0.05%	22.85%	to	21.98%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2021	1.35%	to	2.05%	43,597	65.84	to	58.50	2,810,439	0.00%	14.78%	to	13.97%
2020	1.35%	to	2.05%	53,014	57.36	to	51.33	2,988,199	0.00%	46.99%	to	45.95%
2019	1.35%	to	2.05%	57,890	39.02	to	35.17	2,221,087	0.00%	36.08%	to	35.11%
2018	1.35%	to	2.05%	77,320	28.67	to	26.03	2,181,443	0.00%	-1.42%	to	-2.12%
2017	1.35%	to	2.05%	120,692	29.09	to	26.59	3,455,174	0.00%	25.19%	to	24.30%
Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (WRMMP)
2021	1.35%	to	1.95%	330,988	9.67	to	8.51	3,168,202	0.00%	-1.35%	to	-1.95%
2020	1.35%	to	1.95%	362,536	9.80	to	8.67	3,516,473	0.38%	-0.98%	to	-1.58%
2019	1.35%	to	1.95%	390,008	9.90	to	8.81	3,831,482	1.78%	0.46%	to	-0.15%
2018	1.35%	to	1.95%	312,898	9.86	to	8.83	3,070,291	1.55%	0.15%	to	-0.47%
2017	1.35%	to	1.95%	180,152	9.84	to	8.87	1,762,444	0.53%	-0.77%	to	-1.37%
Ivy Variable Insurance Portfolios - Delaware Ivy Securian Real Estate Securities: Class II (WRRESP)
2021	1.35%	to	2.05%	30,897	37.01	to	32.69	1,121,495	0.89%	41.75%	to	40.74%
2020	1.35%	to	2.05%	34,767	26.11	to	23.23	892,454	1.72%	-4.44%	to	-5.12%
2019	1.35%	to	2.05%	38,181	27.32	to	24.48	1,026,073	1.59%	22.75%	to	21.88%
2018	1.35%	to	2.05%	49,880	22.26	to	20.09	1,093,433	1.62%	-6.85%	to	-7.52%
2017	1.35%	to	2.05%	68,586	23.89	to	21.72	1,613,362	1.36%	3.97%	to	3.23%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II (WRSCP)
2021	1.35%	to	2.35%	247,595	38.36	to	31.41	9,267,936	0.94%	2.58%	to	1.54%
2020	1.35%	to	2.35%	281,309	37.39	to	30.94	10,273,379	0.00%	35.81%	to	34.43%
2019	1.35%	to	2.35%	313,018	27.53	to	23.01	8,418,040	0.00%	21.70%	to	20.47%
2018	1.35%	to	2.35%	381,511	22.62	to	19.10	8,441,880	0.40%	-5.42%	to	-6.38%
2017	1.35%	to	2.35%	447,564	23.92	to	20.41	10,482,981	0.00%	21.46%	to	20.23%
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Core: Class II (WRSCV)
2021	1.35%	to	2.05%	24,617	36.94	to	32.57	894,532	0.00%	19.15%	to	18.31%
2020	1.35%	to	2.05%	30,527	31.00	to	27.53	934,079	0.00%	5.58%	to	4.83%
2019	1.35%	to	2.05%	27,968	29.36	to	26.26	809,997	0.00%	22.65%	to	21.78%
2018	1.35%	to	2.05%	32,217	23.94	to	21.57	760,841	0.12%	-11.70%	to	-12.33%
2017	1.35%	to	2.05%	41,425	27.11	to	24.60	1,105,566	0.00%	12.20%	to	11.40%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2021	1.35%	to	2.35%	249,864	69.65	to	64.42	17,008,494	0.00%	13.61%	to	12.46%
2020	1.35%	to	2.35%	276,956	61.30	to	57.28	16,612,126	0.00%	33.54%	to	32.18%
2019	1.35%	to	2.35%	361,136	45.91	to	43.34	16,279,605	0.00%	47.47%	to	45.97%
2018	1.35%	to	2.35%	435,830	31.13	to	29.69	13,333,433	0.00%	-6.52%	to	-7.48%
2017	1.35%	to	2.35%	530,561	33.30	to	32.09	17,360,481	0.00%	30.34%	to	29.02%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2020	1.35%	to	2.05%	194,141	28.76	to	25.00	5,427,542	2.02%	0.61%	to	-0.11%
2019	1.35%	to	2.05%	212,145	28.58	to	25.02	5,899,621	0.80%	24.62%	to	23.74%
2018	1.35%	to	2.05%	247,960	22.94	to	20.22	5,543,841	1.92%	-8.50%	to	-9.15%
2017	1.35%	to	2.05%	298,982	25.06	to	22.26	7,315,247	1.40%	10.98%	to	10.20%

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2021	1.35%	to	2.00%	764,447	10.52	to	10.47	8,033,138	0.00%	5.17%	to	4.71%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2021	1.35%	to	2.05%	545,113	11.12	to	11.06	6,053,766	0.84%	11.16%	to	10.64%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	1.35%			8,655	9.98			86,392	0.00%	-0.18%	to	-0.18%	****

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.